Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Loss before tax	$ (172,537,530)	$ (49,693,594)	$ (30,970,178)
Adjustments for:
Finance costs	19,028,007	7,800,597	1,702,457
Interest income	(872,503)	(28,043)	(14,734)
Gain on disposal of items of property and equipment, net	(3,690)	(4,539)	(542)
Loss on lease modifications		65,406
Depreciation of property and equipment	218,471	328,438	335,971
Depreciation of right-of-use assets	743,956	871,157	784,029
Amortization of intangible assets	6,202,250	3,589,155	2,780,348
Impairment of intangible assets	3,105,507	1,450,781
Impairment of goodwill		4,382,926
Equity-settled share option expense	6,629,044	14,430,835	9,352,862
Other equity-settled transactions	500,000	882,115
Share-based payment on listing	67,027,178
Gain on derecognition of convertible loans and bridge loan		(135,031)
Changes in fair value of financial instruments, net	57,333,432	1,101,484	178,859
Other long-term employee benefits expense/(credit)	109,702	(4,951,482)	(240,028)
Retirement benefits expense	56,672	75,376	156,279
Unrealized foreign exchange difference, net	(895,392)	3,389,441	2,746,780
Provision for expected credit losses	3,757		53,558
Reversal of provision for expected credit losses	(1,558)	(14,242)	(26,898)
Total adjustments	(13,352,697)	(16,459,220)	(13,161,237)
(Increase)/decrease in accounts receivable	(7,396,057)	5,351,533	(7,310,022)
(Increase)/decrease in prepayments, deposits and other receivables	(1,196,743)	(728,924)	445,085
Increase in contract assets	(4,759,157)	(2,618,240)	(3,834,058)
Increase in accounts payable	6,957,443	736,264	5,338,141
Payment for reinstatement of terminated lease	(33,977)
Increase/(decrease) in other payables and accruals	2,764,508	(834,285)	4,184,924
Cash used in operations	(17,016,680)	(14,552,872)	(14,337,167)
Interest paid	(48,363)	(42,130)	(48,171)
Income tax refunded	22,338
Retirement benefits paid		(14,402)
Net cash flows used in operating activities	(17,042,705)	(14,609,404)	(14,385,338)
CASH FLOWS FROM INVESTING ACTIVITIES
Interest received	859,454	15,905	5,207
Purchases of items of property and equipment	(117,337)	(254,925)	(281,832)
Proceeds from disposal of items of property and equipment	6,104	9,002	542
Additions to intangible assets	(2,097,621)	(4,734,550)	(5,166,059)
Decrease/(increase) in pledged bank deposits	7,138	(10,775)	(32,971)
Net cash flows used in investing activities	(1,342,262)	(4,975,343)	(5,475,113)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from convertible loans		12,656,069
Proceeds from bridge loan		7,000,000	13,150,000
Settlement of bridge loan		(6,390,000)
Proceeds from loan notes	5,000,000	22,397,271
Proceeds from Capital Reorganization, net	91,513,464
Settlement of loan notes	(32,720,827)
Principal portion of lease payments	(730,908)	(873,308)	(785,494)
Payment of other finance costs			(780,000)
Net cash flows from financing activities	63,061,729	34,790,032	11,584,506
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	44,676,762	15,205,285	(8,275,945)
Cash and cash equivalents at beginning of year	24,077,695	9,190,286	17,610,635
Effect of foreign exchange rate changes, net	(113,441)	(317,876)	(144,404)
CASH AND CASH EQUIVALENTS AT END OF YEAR	$ 68,641,016	$ 24,077,695	$ 9,190,286